Schedule of straight-line basis over the shorter of the lease term (Details)	Jun. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Remaining Lease Term	12 months
Minimum [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Remaining Lease Term		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Remaining Lease Term		10 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Remaining Lease Term	3 years	3 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Remaining Lease Term	10 years	10 years
Medical Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Remaining Lease Term	3 years	3 years
Medical Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Remaining Lease Term	5 years	5 years